Victory Portfolios III

Victory Growth Fund

(the “Fund”)

Supplement dated May 14, 2025, to the Fund’s

Summary Prospectus and Prospectus dated September 1, 2024

Effective May 1, 2025, Christopher Clark is no longer a portfolio manager for the Fund.

•The reference to Mr. Clark under the Portfolio Management table found on page 5 of the Summary Prospectus and Prospectus is hereby deleted.

•The reference to Christopher Clark under the RS Growth subheading under the Portfolio Management subsection of “Organization and Management of the Fund” found on page 18 of the Prospectus is hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.